Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Share capital - ordinary shares, par value	$ 0.0001	$ 0.0001
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, shares issued	197,446,940	197,446,940
Share capital - ordinary shares, shares outstanding	197,446,940	197,446,940
Treasury stock, shares